Class A Ordinary Shares Subject To Possible Redemption (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 28, 2022	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2023	Jan. 04, 2023	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption (Details) [Line Items]
Shares subject to possible redemption		4,056,190	30,000,000
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject To Possible Redemption (Details) [Line Items]
Shares, authorized		500,000,000	500,000,000			500,000,000
Per share, value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares voting right		one	one
Ordinary shares outstanding		5,209,190	31,153,000
Shares subject to possible redemption	4,056,190	4,056,190	30,000,000	4,056,190
Aggregate shares	25,943,810
Aggregate shares issued percentage	83.28%
Aggregate shares outstanding percentage	83.28%
Ordinary shares subject to possible redemption remained outstanding	4,056,190
Ordinary Shares Outstanding	31,153,000		31,153,000
Aggregate shares issued percentage	83.28%
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Class A Ordinary Shares Subject To Possible Redemption (Details) [Line Items]
Shares subject to possible redemption					4,056,190